FINANCE COSTS—NET (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [line items]
Interest received	€ 0	€ 0	€ 7
Finance income	0	0	7
Interest expense on borrowings	(117)	(124)	(118)
Interest expense on leases	(10)	(13)
Interest expense on finance leases			(5)
Interest cost on pension and other benefits	(11)	(16)	(15)
Expenses on factoring arrangements	(10)	(19)	(18)
Realized and unrealized (losses) / gains on debt derivatives at fair value	(32)	13	28
Realized and unrealized exchange (losses) / gains on financing activities - net	37	(3)	(22)
Other finance expenses	(17)	(16)	(10)
Capitalized borrowing costs	1	3	4
Finance expenses	(159)	(175)	(156)
Finance costs - net	€ (159)	€ (175)	€ (149)
Capitalization rate	6.00%	6.00%	6.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued	€ 111	€ 115
Muscle Shoals' Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued	€ 3
Pan US ABL Facility
Analysis of income and expense [line items]
Interest expense on debt instruments issued		€ 7
Constellium UACJ loan modification
Analysis of income and expense [line items]
Other finance expenses			€ (6)